ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments

March 31, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 99.9%

Equity Fund – 99.9%
Invesco S&P 500 Pure Growth ETF(a)	975,728	$37,321,596
iShares Morningstar Mid-Cap Growth ETF(a)	537,602	38,400,911
Total Exchange Traded Funds (Cost $81,980,899)		75,722,507

MONEY MARKET FUNDS – 20.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.18%(b)	165,235	165,235
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.29%(b)(c)	15,208,418	15,208,418
Total Money Market Funds (Cost $15,373,653)		15,373,653

Total Investments – 120.2% (Cost $97,354,552)		91,096,160
Liabilities in Excess of Other Assets – (20.2%)		(15,303,074)
Net Assets – 100.0%		$75,793,086

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $14,928,885; the aggregate market value of the collateral held by the fund is $15,208,418.
(b)	Rate shown reflects the 7-day yield as of March 31, 2025.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments (continued)

March 31, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,722,507	$–	$–	$75,722,507
Money Market Funds	15,373,653	–	–	15,373,653
Total	$91,096,160	$–	$–	$91,096,160

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.9%
Money Market Funds	20.3
Total Investments	120.2
Liabilities in Excess of Other Assets	(20.2)
Net Assets	100.0%